Details of Significant Accounts (Tables)	6 Months Ended
Jun. 30, 2023
Details of Significant Accounts
Schedule of cash and cash equivalents

	December 31, 2022	June 30, 2023
Petty cash	$1	$1
Checking accounts	1,279	1,852
Demand deposits	11,777	9,043
Time deposits	149,300	26,000
Others	259	272
	$162,616	$37,168

Schedule of current financial assets at amortized cost

	December 31, 2022	June 30, 2023
Time deposits with maturities over three months	$30,000	$160,800

Schedule of accounts receivable

	December 31, 2022	June 30, 2023
Accounts receivable	$7,756	$7,641

Schedule of ageing analysis of accounts receivable

	December 31, 2022	June 30, 2023
Not past due	$6,062	$6,354
Up to 30 days	851	401
31 to 90 days	327	619
91 to 180 days	417	145
Over 181 days	99	122
	$7,756	$7,641

Schedule of other current assets

	December 31, 2022	June 30, 2023
Prepaid expenses	$4,617	$4,264
Others	88	391
	$4,705	$4,655

Schedule of property, plant and equipment

	Leasehold		Office
	improvements	Machinery	equipment	Total
At December 31, 2022
Cost	$521	$602	$46	$1,169
Accumulated depreciation	(470)	(382)	(28)	(880)
	$51	$220	$18	$289
Opening net book amount	$51	$220	$18	$289
Additions	114	52	4	170
Depreciation expense	(52)	(56)	(6)	(114)
Closing net book amount	$113	$216	$16	$345
At June 30, 2023
Cost	$635	$652	$50	$1,337
Accumulated depreciation	(522)	(436)	(34)	(992)
	$113	$216	$16	$345

Schedule of movements of right-of-use assets

	Buildings	Business vehicles	Total
At December 31, 2022
Cost	$809	$208	$1,017
Accumulated depreciation	(557)	(137)	(694)
	$252	$71	$323
Opening net book amount	$252	$71	$323
Additions	584	202	786
Cost of derecognition	(587)	(208)	(795)
Derecognized accumulated depreciation	587	161	748
Depreciation expense	(175)	(37)	(212)
Closing net book amount	$661	$189	$850
At June 30, 2023
Cost	$806	$202	$1,008
Accumulated depreciation	(145)	(13)	(158)
	$661	$189	$850

Schedule of lease liabilities relating to lease contracts

	December 31, 2022	June 30, 2023
Total lease liabilities	$338	$874
Less: current portion (shown as ‘current lease liabilities’)	(251)	(417)
	$87	$457

Schedule of information on profit and loss accounts relating to lease contracts

	Six months ended June 30,
	2022	2023
Items affecting profit or loss
Interest expense on lease liabilities	$5	$5
Expense on short-term lease contracts	198	193
	$203	$198

Schedule of intangible assets

	2023
		Other
	Software	intangible assets	Total
At December 31, 2022
Cost	$104	$89	$193
Accumulated amortization	(23)	(51)	(74)
	$81	$38	$119
Opening net book amount	$81	$38	$119
Additions	33	—	33
Amortization charge	(22)	(15)	(37)
Closing net book amount	$92	$23	$115
At June 30, 2023
Cost	$137	$89	$226
Accumulated amortization	(45)	(66)	(111)
	$92	$23	$115

Schedule of amortization on intangible assets

	Six months ended June 30,
	2022	2023
Research and development expenses	$31	$37

Schedule of financial liabilities at fair value through profit or loss

	December 31, 2022	June 30, 2023
Non-current items:
Warrant liabilities	$8,431	$8,431
Add: Valuation adjustment	(5,224)	(4,980)
	$3,207	$3,451

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss

	Six months ended June 30,
	2022	2023
Net gains (losses) recognized in profit or loss
Warrant liabilities	$—	$(244)
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	28,374	—
	$28,374	$(244)
Net losses recognized in other comprehensive income
Financial liabilities designated as at fair value through profit or loss - Preferred share liabilities	$(7)	$—

Schedule of movement in all kinds of Perfect warrants

		Private Placement	Forward Purchase
	Public Warrants	Warrants	Warrants	Warrant liabilities
	(units in thousands)	(units in thousands)	(units in thousands)	Amount
At December 31, 2022	11,500	6,600	2,750	$3,207
At June 30, 2023	11,500	6,600	2,750	$3,451

Schedule of other payables

	December 31, 2022	June 30, 2023
Employee bonus	$4,038	$4,385
Payroll	2,130	1,430
Professional service fees	1,371	800
Promotional fees	1,039	589
Remuneration to directors	53	213
Post and telecommunications expenses	173	181
Sales VAT payables	175	164
Others	329	333
	$9,308	$8,095

Schedule of provisions

Warranty
At December 31, 2022	$1,855
Additional provisions	335
Used during the period	(15)
Net exchange differences	(41)
At June 30, 2023	$2,134

Schedule of analysis of total provisions

	December 31, 2022	June 30, 2023
Current	$1,855	$2,134

Schedule of expenses incurred on share-based payment transactions

	Six months ended June 30,
	2022	2023
Equity settled	$1,006	$1,441

Schedule of movements in the number of shares outstanding

Shares
(in thousands)
At December 31, 2022	118,264
At June 30, 2023	118,264

Schedule of capital surplus

	December 31, 2022	June 30, 2023
Additional paid-in capital	$554,209	$554,209
Other:
Employees’ stock option cost	2,162	3,428
Directors’ share-based compensation	58	233
Subtotal	2,220	3,661
	$556,429	$557,870

Schedule of revenue

	Six months ended June 30,
	2022	2023
Revenue from contracts with customers	$23,379	$24,832

Schedule of disaggregation of revenue from contracts with customers

	United
Six months ended June 30, 2022	States	Japan	France	Others	Total
Revenue from external customer contracts	$11,214	$2,659	$1,918	$7,588	$23,379
Timing of revenue recognition:
At a point in time	$1,593	$762	$569	$1,290	$4,214
Over time	9,621	1,897	1,349	6,298	19,165
	$11,214	$2,659	$1,918	$7,588	$23,379

	United
Six months ended June 30, 2023	States	Japan	France	Others	Total
Revenue from external customer contracts	$11,256	$2,203	$1,979	$9,394	$24,832
Timing of revenue recognition:
At a point in time	$794	$418	$328	$1,353	$2,893
Over time	10,462	1,785	1,651	8,041	21,939
	$11,256	$2,203	$1,979	$9,394	$24,832

	Six months ended June 30,
	2022	2023
AR/AI cloud solutions and Subscription	$18,184	$21,359
Licensing	4,119	2,875
Advertisement	981	580
Others (Note)	95	18
	$23,379	$24,832

Schedule of contract assets and liabilities

	December 31, 2022	June 30, 2023
Contract assets:
Unbilled revenue	$3,660	$1,512
Contract liabilities:
Advance sales receipts	$13,024	$15,976

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Six months ended June 30,
	2022	2023
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$7,104	$9,763

Schedule of interest income

	Six months ended June 30,
	2022	2023
Interest income from bank deposits	$178	$2,100
Interest income from financial assets at amortized cost	—	2,509
	$178	$4,609

Schedule of other income

	Six months ended June 30,
	2022	2023
Others	$11	$7

Schedule of other gains and losses

	Six months ended June 30,
	2022	2023
Foreign exchange gains (losses)	$603	$(215)
Gains (losses) on financial liabilities at fair value through profit or loss	28,374	(244)
	$28,977	$(459)

Schedule of finance costs

	Six months ended June 30,
	2022	2023
Interest expense – lease liabilities	$5	$5

Schedule of costs and expenses by nature

	Six months ended June 30,
	2022	2023
Cost of goods sold	$32	$2
Employee benefit expenses	13,949	13,516
Promotional fees	3,359	4,823
Service providing expenses	2,347	4,365
Professional service fees	3,689	2,893
Insurance expenses	47	1,170
Warranty cost	529	335
Depreciation of right-of-use assets	230	212
Depreciation of property, plant and equipment	127	114
Amortization of intangible assets	31	37
Others	1,087	965
	$25,427	$28,432

Schedule of employee benefit expenses

	Six months ended June 30,
	2022	2023
Wages and salaries	$11,341	$10,425
Employee stock options	1,006	1,266
Employee insurance fees	709	685
Pension costs	351	388
Remuneration to directors	—	335
Other personnel expenses	542	417
	$13,949	$13,516

Schedule of income tax

	Six months ended June 30,
	2022	2023
Current income tax:
Current tax expense recognized for the current period	$161	$63
Income tax expense	$161	$63

Schedule of earnings (loss) per share

	Six months ended June 30, 2022
		Weighted average
		number of ordinary	Earnings (loss)
		shares outstanding	per share
	Amount after tax	(shares in thousands)	(in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$26,952	57,494	$0.469
Dilutive loss per share
Loss attributable to ordinary shareholders of the parent
Assumed conversion of all dilutive potential ordinary shares - Convertible preferred shares	(28,374)	42,904	(0.661)
Loss attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$(1,422)	100,398	$(0.014)

	Six months ended June 30, 2023
		Weighted average
		number of ordinary	Earnings
		shares outstanding	per share
	Amount after tax	(shares in thousands)	(in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$489	118,248	$0.004
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$489	118,248	$0.004

Schedule of changes in liabilities from financing activities

	Financial liabilities
	at fair value through	Lease liabilities (including	Liabilities from financing
	profit or loss	current portion)	activities-gross
At December 31, 2022	$3,207	$338	$3,545
Change in fair value through profit and loss	244	—	244
Changes in cash flow from financing activities	—	(203)	(203)
Changes in other non-cash items – additions	—	786	786
Changes in other non-cash items – lease modification	—	(47)	(47)
At June 30, 2023	$3,451	$874	$4,325

Share Incentive Plan
Details of Significant Accounts
Schedule of terms and condition

	Type of		Maximum terms of
Plan	arrangement	Settled by	option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under Share Incentive Plan

	2022 (Note)		2023
		Weighted- average		Weighted- average
	No. of options	exercise price per share	No. of options	exercise price per share
	(units in thousands)	(in dollars)	(units in thousands)	(in dollars)
Options outstanding at January 1	—	$—	2,063	$3.95
Options granted	2,143	3.95	2,276	4.94
Options forfeited	(43)	3.95	(67)	4.04
Options outstanding at June 30	2,100	3.95	4,272	4.48
Options exercisable at June 30	—		—

Schedule of fair value of stock options granted on grant date is measured using the black-scholes option-pricing model

			Adjusted
		Adjusted	exercise					Adjusted
		stock price	price per	Expected			Risk-free	fair value
	Grant	per share	share	price	Expected	Expected	interest	per unit
Plan	date	(in dollars)	(in dollars)	volatility	option life	dividends	rate	(in dollars)
Share Incentive Plan	2022.1.21	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.1.03	$7.20	$7.20	64.85%	3.87	0.00%	4.07%	$3.7198
	2023.5.23	$4.93	$4.93	69.15%	3.88	0.00%	3.90%	$2.6615

Incentive Stock Option Plan
Details of Significant Accounts
Schedule of terms and condition

	Type of		Maximum terms of
Plan	arrangement	Settled by	option granted	Vesting conditions
2015 Incentive Stock Option Plan	Employee stock options	Equity	Four years, one month	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
2018 Incentive Stock Option Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under Share Incentive Plan

2022
Weighted-
	No. of options	average exercise
	(units in	price
	thousands)	(in dollars)
Options outstanding at January 1	26,629	$0.21
Options exercised	(26,629)	0.21
Options outstanding at June 30	—	—
Options exercisable at June 30	—	—

Schedule of fair value of stock options granted on grant date is measured using the black-scholes option-pricing model

	Range of stock	Exercise	Range of	Expected		Range of risk	Range of fair
	price	price	expected price	option	Expected	free interest	value per unit
Plan	(in dollars)	(in dollars)	volatility	life	dividends	rate	(in dollars)
2015 Incentive Stock Option Plan	$0.0564~0.1777	$0.1000	39.29%~42.25%	3.42	0.00%	0.45%~2.79%	$0.0080~0.0947
2018 Incentive Stock Option Plan	0.1689~0.8931	0.3000	39.16%~53.27%	3.88	0.00%	0.58%~2.29%	0.0228~0.6397